Reverse recapitalization (Details) - Schedule of Reverse Recapitalization to the Consolidated Statements - USD ($)	12 Months Ended
	Sep. 29, 2023	Jun. 30, 2023	Jun. 30, 2022
Schedule of Reverse Recapitalization to the Consolidated Statements [Abstract]
Funds held in UPTD’s trust account	$ 8,138,230
Funds held in UPTD’s operating cash account	$ 9,782
Less: amount payable to redeem public shares of UPTD’s Common Stock (in Shares)	(5,072,945)
Less: payments of transaction costs incurred by UPTD	$ (1,640,128)	$ (833,333)	$ (916,666)
Less: repayments of working capital loan – related parties of UPTD	(708,600)
Proceeds from the Reverse Recapitalization	726,339
Less: non-cash net deficit assumed from UPTD	(1,200,316)
Net distributions from issuance of Common Stock upon the Reverse Recapitalization	$ (473,977)